Convertible Promissory Notes and Warrants (Details 1) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 13, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Exercised	200,000
Weighted Average Remaining Contractual Life
Options outstanding at ending			1 year 11 months 16 days
Warrant [Member]
Number of Shares
Options outstanding at beginning		1,840,403	1,983,707	1,180,766	400,000
Granted				805,000	780,766
Exercised			(143,304)	(2,059)
Forfeited or expired
Options outstanding at ending		1,840	1,840,403	1,983,707	1,180,766
Options exercisable at ending		1,840	1,840,403
Weighted Average Exercise Price
Options outstanding at beginning		$ 7.72	$ 7.54	$ 5.00	$ 5.00
Granted			11.25	11.25	5.00
Exercised			5.13	5.00
Forfeited or expired
Options outstanding at ending		7.72	7.72	$ 7.54	$ 5.00
Options exercisable at ending		$ 7.72	$ 7.72
Weighted Average Remaining Contractual Life
Options outstanding at beginning		2 years 9 months 18 days
Options outstanding at ending		2 years 22 days	2 years 9 months 18 days
Options exercisable at ending		2 years 22 days	2 years 9 months 18 days